Segment Information - Additional Information (Details) $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($) segment	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Pre-Tax Inventory Step-Up	$ 1.0	$ 26.5	$ 8.1
Corrugated Packaging [Member]
Segment Reporting Information [Line Items]
Pre-Tax Inventory Step-Up	1.0	1.4	3.4
Corrugated Packaging [Member] | Grupo Gondi Investment [Member]
Segment Reporting Information [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	133.9	76.2
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Amortizable Portion	$ 62.1	59.2
Corrugated Packaging [Member] | Grupo Gondi Investment [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Lives of Underlying Assets	10 years
Corrugated Packaging [Member] | Grupo Gondi Investment [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Lives of Underlying Assets	15 years
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Pre-Tax Inventory Step-Up		$ 25.1	$ 4.7